SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables present summary information by segment for the years ended June 30, 2016, 2017 and 2018, respectively:

	For the years ended June 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	U.S. Dollars
Automation product and software	¥26,171,906	¥22,399,066	¥18,989,924	$2,868,655
Equipment and accessories	14,221,914	26,658,094	63,960,425	9,661,988
Oilfield environmental protection	2,334,457	10,997,302	1,761,697	266,125
Total revenue	¥42,728,277	¥60,054,462	¥84,712,046	$12,796,768

All the Company’s revenue was generated from its business operation in China.

	For the years ended June 30, 2018
	Automation product and software	Equipment and a ccessories	Oilfield environmental protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥18,989,924	¥63,960,425	¥1,761,697	¥84,712,046
Cost of revenue and related tax	17,036,393	62,115,400	1,410,068	80,561,861
Gross profit	¥1,953,531	¥1,845,025	¥351,629	¥4,150,185
Depreciation and amortization	¥48,127	¥1,044,079	¥26,843	¥1,119,049
Total capital expenditures	¥100,327	¥1,403,083	¥10,519,072	¥12,022,482

	For the years ended June 30, 2017
	Automation product and software	Equipment and accessories	Oilfield environmental protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥22,399,066	¥26,658,094	¥10,997,302	¥60,054,462
Cost of revenue and related tax	12,593,429	22,023,851	9,473,680	44,090,960
Gross profit	¥9,805,637	¥4,634,243	¥1,523,622	¥15,963,502
Depreciation and amortization	¥39,846	¥816,889	¥-	¥856,735
Total capital expenditures	¥75,809	¥562,310	¥-	¥638,119

	For the years ended June 30, 2016
	Automation product and software	Equipment and accessories	Oilfield environmental protection	Total
	RMB	RMB	RMB	RMB
Revenue	¥26,171,906	¥14,221,914	¥2,334,457	¥42,728,277
Cost of revenue and related tax	20,548,568	13,126,589	1,806,237	35,481,394
Gross profit	¥5,623,338	¥1,095,325	¥528,220	¥7,246,883
Depreciation and amortization	¥67,091	¥887,992	¥-	¥955,083
Total capital expenditures	¥6,477	¥174,598	¥-	¥181,075

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Total assets:
Automation product and software	¥35,865,376	¥53,284,643	$8,049,284
Equipment and accessories	35,289,669	40,365,472	6,097,688
Oilfield environmental protection	-	28,157,402	4,253,512
Total Assets	¥71,155,045	¥121,807,517	$18,400,484